UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     July 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $1,052,204 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN PUBLIC EDUCATON INC   COM              02913V103    20680   646258 SH       SOLE                   322008        0   324250
ARTIO GLOBAL INVS INC          COM CL A         04315B107     8892  2540581 SH       SOLE                  1265364        0  1275217
BALDWIN & LYONS INC            CL B             057755209    12488   537344 SH       SOLE                   268122        0   269222
BIG LOTS INC                   COM              089302103    22750   557739 SH       SOLE                   278142        0   279597
BROWN & BROWN INC              COM              115236101    44209  1621160 SH       SOLE                   808373        0   812787
CBOE HLDGS INC                 COM              12503M108    30446  1099936 SH       SOLE                   548284        0   551652
CARLISLE COS INC               COM              142339100    26898   507319 SH       SOLE                   252923        0   254396
CHARLES RIV LABS INTL INC      COM              159864107    28870   881271 SH       SOLE                   439543        0   441728
CHEMED CORP NEW	               COM              16359R103    31269   517355 SH       SOLE                   258020        0   259335
DESCARTES SYS GROUP INC        COM              249906108    13931  1637500 SH       SOLE                   306200        0  1331300
EURONET WORLDWIDE INC          COM              298736109    23259  1362584 SH       SOLE                   679431        0   683153
FIRSTSERVICE CORP              SUB VTG SH       33761N109    27952  1000200 SH       SOLE                   187900        0   812300
GT ADVANCED TECHNOLOGIES INC   COM              36191U106    24419  4624767 SH       SOLE                  2306205        0  2318562
GLADSTONE INVT CORP            COM              376546107     7711  1043484 SH       SOLE                   520011        0   523473
GRACO INC                      COM              384109104    17559   381056 SH       SOLE                   190069        0   190987
GRAND CANYON ED INC            COM              38526M106    48189  2301312 SH       SOLE                  1147787        0  1153525
GUESS INC		       COM              401617105    28552   940138 SH       SOLE                   468639        0   471499
HHGREGG INC                    COM              42833L108    24791  2191946 SH       SOLE                  1093120        0  1098826
ICONIX BRAND GROUP INC         COM              451055107    32169  1841377 SH       SOLE                   918215        0   923162
IDEX CORP                      COM              45167R104    24598   631036 SH       SOLE                   314541        0   316495
INTERVAL LEISURE GROUP INC     COM              46113M108    37744  1985498 SH       SOLE                   990337        0   995161
IRIDIUM COMMUNICATIONS INC     COM              46269C102    25787  2884479 SH       SOLE                  1437717        0  1446762
LHC GROUP INC                  COM              50187A107    18279  1077754 SH       SOLE                   536660        0   541094
LENDER PROCESSING SVCS INC     COM              52602E102    27748  1097627 SH       SOLE                   547308        0   550319
LINCARE HLDGS INC              COM              532791100    22746   668611 SH       SOLE                   333430        0   335181
MARKETAXESS HLDGS INC          COM              57060D108    30671  1151301 SH       SOLE                   573853        0   577448
MAXIMUS INC                    COM              577933104    11208   216577 SH       SOLE                   108200        0   108377
MIDDLEBY CORP                  COM              596278101    18892   189661 SH       SOLE                    94634        0    95027
MILLER HERMAN INC              COM              600544100    25511  1377474 SH       SOLE                   687851        0   689623
NETSCOUT SYS INC               COM              64115T104    18227   844226 SH       SOLE                   420786        0   423440
NEUSTAR INC                    COM CL A         64126X201    37949  1136190 SH       SOLE                   566623        0   569567
POLYPORE INTL INC              COM              73179V103    16670   412733 SH       SOLE                   205833        0   206900
PROGRESS SOFTWARE CORP         COM              743312100    20425   978667 SH       SOLE                   488150        0   490517
QLOGIC CORP                    COM              747277101    20482  1496111 SH       SOLE                   746107        0   750004
RLI CORP                       COM              749607107    24542   359855 SH       SOLE                   179591        0   180264
SOTHEBYS                       COM              835898107    25537   765496 SH       SOLE                   381782        0   383714
STANTEC INC                    COM              85472N109    18457   648600 SH       SOLE                   121400        0   527200
TCF FINL CORP                  COM              872275102    24653  2147486 SH       SOLE                  1071018        0  1076468
TEMPUR PEDIC INTL INC          COM              88023U101     7594   324658 SH       SOLE                   162045        0   162613
THOR INDS INC                  COM              885160101    24034   876850 SH       SOLE                   437162        0   439688
TRUE RELIGION APPAREL INC      COM              89784N104    25567   882238 SH       SOLE                   440167        0   442071
UNIVERSAL HLTH SVCS INC        COM CL B         913903100    36296   840963 SH       SOLE                   418813        0   422150
WILEY JOHN & SONS INC          COM CL A         968223206    33553   684898 SH       SOLE                   341553        0   343345